OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

January 27, 2014

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:	Oppenheimer SteelPath MLP Funds Trust Post-Effective Amendment No. 15 under the Securities Act and Amendment No. 18 under the Investment Company Act: File Nos. 333-163614; 811-22363

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer SteelPath MLP Funds Trust, and each of its series: Oppenheimer SteelPath MLP Select 40 Fund (“Select 40”), Oppenheimer SteelPath MLP Alpha Fund (“Alpha”), Oppenheimer SteelPath MLP Income Fund (“Income”), and Oppenheimer SteelPath MLP Alpha Plus Fund (each series, a “Fund”). This filing constitutes Post-Effective Amendment No. 15 under the Securities Act and Amendment No. 18 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act to reflect changes to (1) each Fund’s investment objective and (2) the principal investment strategies and certain non-fundamental investment restrictions of Select 40, Alpha and Income Funds. Additionally, as part of the transition related to the acquisition of the Funds’ investment adviser by OppenheimerFunds, Inc., the filing also reflects revised risk and other investment-related disclosure as a result of the on-boarding of the Funds’ prospectus and SAI onto our document management system. Consequently, we are unable to provide r-tagging because there are no old documents on our system to compare the newly on-boarded documents against.

We anticipate filing an amendment to the Registration Statement, pursuant to Rule 485(b) under the Securities Act, on or about March 27, 2014, including (i) responses to any comments of SEC staff on this filing; (ii) a copy of the Independent Registered Public Accounting Firm’s Consent; along with financial statements for the Funds’ fiscal year ended November 30, 2013 and (iii) other, non-material changes permitted by Rule 485(b). This Amendment (and the subsequent 485(b) filing) is scheduled to become effective 60 days after filing (March 28, 2014), as described on its facing page.

We are happy to assist the Securities and Exchange Commission’s Staff’s review in any way that we can. The Staff is requested to address any comments or questions on this filing to the undersigned at:

OppenheimerFunds, Inc.,

Two World Financial Center,

225 Liberty Street,

New York, New York 10281,

Phone number: 212.323.0310.

E-mail: tedwards@oppenheimerfunds.com

Very truly yours,

/s/ Taylor V. Edwards, Esq.

Taylor V. Edwards, Esq.

Vice President and Senior Counsel

Attachments

cc:     Lori Bostrom, Esq.

         Gloria LaFond

Carlos Santiago

K&L Gates LLP